Document and Entity Information	Aug. 13, 2019
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001323885
Document Type	8-K/A
Document Period End Date	Aug. 13, 2019
Entity Registrant Name	ATRICURE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-51470
Entity Tax Identification Number	34-1940305
Entity Address, Address Line One	7555 Innovation Way
Entity Address, City or Town	Mason
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45040
City Area Code	513
Local Phone Number	755-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	ATRC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On August 13, 2019, AtriCure, Inc. (“AtriCure” or the “Company”) filed a current report on Form 8-K (the “Original Filing”) to report the Company’s completion of its acquisition of SentreHEART (defined below) pursuant to the Merger Agreement dated as of August 11, 2019 (the “Merger Agreement”) by and among SentreHEART, Inc., a Delaware corporation (“SentreHEART”), two merger subsidiaries of AtriCure, and Shareholder Representative Services LLC, solely in its capacity as representative of the stockholders of SentreHEART. This Form 8-K/A is being filed to amend and supplement the Original Filing to provide the required financial statements and pro forma financial information described below. Capitalized terms used in this Current Report but not defined herein shall have the respective meanings assigned thereto in the Merger Agreement, as applicable.